Segment information and revenue analysis (Table)	3 Months Ended
Mar. 31, 2025
Segment information and revenue analysis
Schedule of disaggregated information of revenues
	Three Months Ended
	March 31, 2025	March 31, 2024
Revenues:
Time-based subscriptions	$253,238	$263,903
Credit-based subscriptions	562,778	521,382
Marketing revenues (related party)	—	100,000
Total revenues	$816,016	$885,285